Disclosure of changes in provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Provisions, beginning balance	$ 227,508	$ 194,069
Net additional provisions made	17,497	14,882
Amounts used	(7,393)	(7,135)
Unwinding of discount	4,684	4,159
Effect of change in discount rate	(462)	2,658
Effect of foreign exchange	(12,587)	11,147
Effect of change in share price	(10,323)	7,728
Provisions, ending balance	218,924	227,508
Decommissioning, restoration and similar liabilities [Member]
Statements [Line Items]
Provisions, beginning balance	200,041	177,296
Net additional provisions made	9,031	6,485
Amounts used	(188)	(69)
Unwinding of discount	4,684	4,159
Effect of change in discount rate	(462)	2,658
Effect of foreign exchange	(11,082)	9,512
Effect of change in share price	0	0
Provisions, ending balance	202,024	200,041
Deferred share units [Member]
Statements [Line Items]
Provisions, beginning balance	6,623	3,933
Net additional provisions made	973	868
Amounts used	0	(638)
Unwinding of discount	0	0
Effect of change in discount rate	0	0
Effect of foreign exchange	(458)	346
Effect of change in share price	(2,850)	2,114
Provisions, ending balance	4,288	6,623
Restricted share units [Member]
Statements [Line Items]
Provisions, beginning balance	19,409	11,052
Net additional provisions made	7,493	7,327
Amounts used	(6,435)	(5,491)
Unwinding of discount	0	0
Effect of change in discount rate	0	0
Effect of foreign exchange	(973)	1,194
Effect of change in share price	(7,293)	5,327
Provisions, ending balance	12,201	19,409
Other provisions [Member]
Statements [Line Items]
Provisions, beginning balance	1,435	1,788
Net additional provisions made	0	202
Amounts used	(770)	(937)
Unwinding of discount	0	0
Effect of change in discount rate	0	0
Effect of foreign exchange	(74)	95
Effect of change in share price	(180)	287
Provisions, ending balance	$ 411	$ 1,435